THE BERKSHIRE FUNDS

475 Milan Drive,

Suite #103

San Jose, CA 95134

May 2, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  The Berkshire Funds (the "Registrant")

     File Nos. 333-21089 and 811-08043

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of

Additional Information that would have been filed under paragraph (c) of Rule

497 does not differ from that contained in the Registrant's Post-Effective

Amendment No. 30, which was filed with the Commission on April 28, 2016 and

(ii) that Post-Effective Amendment No. 30 has been filed electronically with the Commission.

Very truly yours,

/s/ Malcolm R. Fobes III

-------------------------

Malcolm R. Fobes III

Chairman & CEO